Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Value Index Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EMV-NPRT1-0426
1.9898214.105
Common Stocks - 97.6%
	Shares	Value ($)
BRAZIL - 4.8%
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Petroleo Brasileiro SA - Petrobras	12,447,400	95,529,996
Petroleo Brasileiro SA - Petrobras (PN)	18,781,700	134,757,872
TOTAL ENERGY		230,287,868
Financials - 0.6%
Banks - 0.6%
Banco do Brasil SA	12,634,600	60,547,169
Materials - 1.8%
Metals & Mining - 1.8%
Gerdau SA	5,776,068	24,606,801
Vale SA	9,922,800	158,983,516
TOTAL MATERIALS		183,590,317
Utilities - 0.2%
Electric Utilities - 0.2%
Cia Energetica de Minas Gerais	8,399,230	18,321,820
TOTAL BRAZIL		492,747,174
CHILE - 0.6%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Empresas Copec SA	1,604,523	13,679,659
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Cencosud SA	5,443,654	18,221,723
Industrials - 0.2%
Passenger Airlines - 0.2%
Latam Airlines Group SA	564,554,470	18,316,056
Utilities - 0.1%
Electric Utilities - 0.1%
Enel Americas SA	81,760,621	7,720,115
TOTAL CHILE		57,937,553
CHINA - 25.7%
Communication Services - 5.0%
Diversified Telecommunication Services - 0.3%
China Tower Corp Ltd H Shares (c)(d)	20,578,810	29,661,346
Interactive Media & Services - 4.7%
Baidu Inc A Shares (b)	8,135,950	155,946,295
Tencent Holdings Ltd	4,241,000	325,970,928
		481,917,223
TOTAL COMMUNICATION SERVICES		511,578,569
Consumer Discretionary - 6.5%
Automobiles - 1.0%
Brilliance China Automotive Holdings Ltd	12,906,000	6,674,292
Geely Automobile Holdings Ltd	22,680,400	46,713,130
Li Auto Inc A Shares (b)(e)	5,274,000	44,074,639
SAIC Motor Corp Ltd A Shares (China)	4,083,700	8,306,328
		105,768,389
Broadline Retail - 5.4%
Alibaba Group Holding Ltd	12,196,900	259,471,811
JD.com Inc A Shares	8,713,650	124,262,233
PDD Holdings Inc Class A ADR (b)	1,474,897	149,038,342
Vipshop Holdings Ltd Class A ADR	1,002,194	17,147,539
		549,919,925
Household Durables - 0.1%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	1,975,930	10,999,890
TOTAL CONSUMER DISCRETIONARY		666,688,204
Financials - 10.6%
Banks - 7.9%
Agricultural Bank of China Ltd H Shares	135,550,000	94,911,547
Bank of China Ltd H Shares	232,247,000	138,835,075
Bank of Communications Co Ltd A Shares (China)	18,824,400	17,926,066
Bank of Communications Co Ltd H Shares	94,177,000	81,011,436
China CITIC Bank Corp Ltd H Shares	40,033,000	37,306,261
China Construction Bank Corp H Shares	177,190,000	178,914,124
China Minsheng Banking Corp Ltd H Shares	31,921,500	15,895,167
Huaxia Bank Co Ltd A Shares (China)	5,614,700	5,120,610
Industrial & Commercial Bank of China Ltd A Shares (China)	35,675,967	37,206,568
Industrial & Commercial Bank of China Ltd H Shares	185,338,000	153,971,868
Industrial Bank Co Ltd A Shares (China)	7,465,608	20,082,263
Ping An Bank Co Ltd A Shares (China)	6,847,730	10,667,949
Postal Savings Bank of China Co Ltd H Shares (c)(d)	42,030,000	27,438,589
		819,287,523
Consumer Finance - 0.1%
Qfin Holdings Inc Class A ADR	462,418	7,190,600
Insurance - 2.6%
China Life Insurance Co Ltd H Shares	32,814,300	146,511,538
China Pacific Insurance Group Co Ltd H Shares	11,381,900	57,404,137
New China Life Insurance Co Ltd H Shares	4,286,800	34,872,331
People's Insurance Co Group of China Ltd/The H Shares	38,482,000	33,496,448
		272,284,454
TOTAL FINANCIALS		1,098,762,577
Health Care - 0.6%
Health Care Providers & Services - 0.2%
Sinopharm Group Co Ltd H Shares	5,916,800	15,814,286
Pharmaceuticals - 0.4%
China Resources Pharmaceutical Group Ltd (c)(d)(e)	8,041,500	4,683,609
CSPC Pharmaceutical Group Ltd	32,414,000	39,832,363
		44,515,972
TOTAL HEALTH CARE		60,330,258
Industrials - 1.9%
Air Freight & Logistics - 0.1%
JD Logistics Inc (b)(c)(d)	9,098,600	13,032,774
Construction & Engineering - 0.3%
China Railway Group Ltd H Shares	18,551,100	10,709,728
China State Construction Engineering Corp Ltd A Shares (China)	14,580,300	10,570,678
China State Construction International Holdings Ltd	8,153,400	9,789,799
		31,070,205
Industrial Conglomerates - 0.5%
CITIC Ltd	34,636,600	55,465,735
Machinery - 0.6%
Weichai Power Co Ltd H Shares	8,567,800	29,195,074
Yangzijiang Shipbuildling (Holdings) Ltd	11,916,700	31,288,246
		60,483,320
Marine Transportation - 0.3%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	4,443,800	9,198,588
COSCO SHIPPING Holdings Co Ltd H Shares (e)	11,056,800	19,390,197
		28,588,785
Transportation Infrastructure - 0.1%
Zhejiang Expressway Co Ltd H Shares	7,182,900	6,776,407
TOTAL INDUSTRIALS		195,417,226
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kingboard Holdings Ltd	2,639,300	10,689,501
Materials - 0.3%
Construction Materials - 0.3%
Anhui Conch Cement Co Ltd H Shares	5,215,000	16,568,695
China National Building Material Co Ltd H Shares	16,387,200	11,788,900
TOTAL MATERIALS		28,357,595
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
China Overseas Land & Investment Ltd	16,409,500	29,491,350
China Resources Land Ltd	8,885,500	34,895,501
TOTAL REAL ESTATE		64,386,851
Utilities - 0.2%
Gas Utilities - 0.2%
Kunlun Energy Co Ltd	16,806,000	17,210,225
TOTAL CHINA		2,653,421,006
CZECH REPUBLIC - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	201,171	11,570,702
EGYPT - 0.1%
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	4,261,658	12,168,382
GREECE - 0.7%
Financials - 0.5%
Banks - 0.5%
Piraeus Bank SA	4,741,712	47,831,207
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Metlen Energy & Metals PLC (Greece)	381,104	20,789,149
TOTAL GREECE		68,620,356
HONG KONG - 0.5%
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (c)(d)	34,517,000	40,560,933
Industrials - 0.1%
Marine Transportation - 0.1%
Orient Overseas International Ltd	583,000	9,544,898
TOTAL HONG KONG		50,105,831
HUNGARY - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
MOL Hungarian Oil & Gas PLC Class A	1,311,081	16,012,511
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	616,073	20,619,839
TOTAL HUNGARY		36,632,350
INDIA - 11.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Indus Towers Ltd (b)	5,932,743	28,746,894
Consumer Discretionary - 1.0%
Automobiles - 0.8%
Maruti Suzuki India Ltd	328,308	52,271,343
Tata Motors Passenger Vehicles Limited	9,253,213	35,324,964
		87,596,307
Hotels, Restaurants & Leisure - 0.2%
MakeMyTrip Ltd (b)(e)	312,964	19,522,694
TOTAL CONSUMER DISCRETIONARY		107,119,001
Consumer Staples - 0.4%
Tobacco - 0.4%
ITC Ltd	13,209,861	46,410,416
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Oil & Natural Gas Corp Ltd	17,839,316	52,326,896
Reliance Industries Ltd	597,015	9,085,379
TOTAL ENERGY		61,412,275
Financials - 1.6%
Banks - 1.1%
HDFC Bank Ltd	1,707,993	17,309,230
State Bank of India	8,140,847	95,632,357
		112,941,587
Financial Services - 0.5%
Power Finance Corp Ltd	6,402,173	26,486,622
REC Ltd	5,456,312	21,666,011
		48,152,633
TOTAL FINANCIALS		161,094,220
Health Care - 1.8%
Life Sciences Tools & Services - 0.3%
Divi's Laboratories Ltd	523,630	34,554,988
Pharmaceuticals - 1.5%
Cipla Ltd/India	2,528,970	36,516,634
Dr Reddy's Laboratories Ltd	2,686,468	35,660,239
Sun Pharmaceutical Industries Ltd	4,642,600	80,772,350
		152,949,223
TOTAL HEALTH CARE		187,504,211
Industrials - 0.4%
Passenger Airlines - 0.4%
InterGlobe Aviation Ltd (c)(d)	835,129	41,863,922
Information Technology - 2.6%
IT Services - 2.6%
HCL Technologies Ltd	4,666,921	86,300,426
Infosys Ltd	8,286,768	148,303,993
Wipro Ltd	13,404,341	34,631,365
TOTAL INFORMATION TECHNOLOGY		269,235,784
Materials - 1.9%
Metals & Mining - 1.9%
Hindalco Industries Ltd	6,441,524	67,622,865
Tata Steel Ltd	32,479,831	68,410,471
Vedanta Ltd	7,932,431	58,960,765
TOTAL MATERIALS		194,994,101
Utilities - 1.0%
Gas Utilities - 0.2%
GAIL India Ltd	11,887,367	21,687,761
Independent Power and Renewable Electricity Producers - 0.8%
NTPC Ltd	19,776,738	76,782,764
TOTAL UTILITIES		98,470,525
TOTAL INDIA		1,196,851,349
INDONESIA - 1.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Telkom Indonesia Persero Tbk PT	178,033,500	38,056,514
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood Sukses Makmur Tbk PT	19,367,600	7,865,014
Financials - 0.3%
Banks - 0.3%
Bank Mandiri Persero Tbk PT	122,211,400	35,165,879
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Astra International Tbk PT	89,266,700	33,847,374
TOTAL INDONESIA		114,934,781
KOREA (SOUTH) - 14.9%
Consumer Discretionary - 4.6%
Automobile Components - 0.9%
Hankook Tire & Technology Co Ltd	322,307	14,107,721
Hyundai Mobis Co Ltd	263,120	81,435,471
		95,543,192
Automobiles - 3.2%
Hyundai Motor Co	595,943	205,394,181
Kia Corp	1,087,273	114,368,531
		319,762,712
Broadline Retail - 0.2%
Coupang Inc Class A (b)	1,189,566	23,981,650
Household Durables - 0.3%
LG Electronics Inc	459,680	31,400,942
TOTAL CONSUMER DISCRETIONARY		470,688,496
Financials - 1.6%
Banks - 1.4%
Hana Financial Group Inc	1,255,589	86,635,321
Woori Financial Group Inc	2,969,216	61,912,819
		148,548,140
Insurance - 0.2%
DB Insurance Co Ltd	193,584	19,028,405
TOTAL FINANCIALS		167,576,545
Industrials - 2.1%
Construction & Engineering - 0.1%
Samsung E&A Co Ltd	700,135	14,864,349
Industrial Conglomerates - 1.8%
GS Holdings Corp	192,577	9,119,574
LG Corp	402,185	25,421,936
SK Square Co Ltd (b)	364,690	143,288,758
		177,830,268
Marine Transportation - 0.2%
HMM Co Ltd	1,491,698	20,564,792
TOTAL INDUSTRIALS		213,259,409
Information Technology - 6.2%
Semiconductors & Semiconductor Equipment - 2.1%
SK Hynix Inc	349,255	218,836,582
Technology Hardware, Storage & Peripherals - 4.1%
Samsung Electronics Co Ltd	3,842,557	425,117,285
TOTAL INFORMATION TECHNOLOGY		643,953,867
Utilities - 0.4%
Electric Utilities - 0.4%
Korea Electric Power Corp	1,132,378	45,315,627
TOTAL KOREA (SOUTH)		1,540,793,944
KUWAIT - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Mobile Telecommunications Co KSCP	10,928,303	18,148,598
Financials - 0.5%
Banks - 0.5%
National Bank of Kuwait SAKP	15,607,410	48,331,641
TOTAL KUWAIT		66,480,239
MALAYSIA - 1.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	9,401,286	6,820,820
Consumer Staples - 0.3%
Food Products - 0.3%
PPB Group Bhd	3,073,802	8,811,254
SD Guthrie Bhd	16,426,690	24,335,837
TOTAL CONSUMER STAPLES		33,147,091
Financials - 0.4%
Banks - 0.4%
AMMB Holdings Bhd	12,180,694	19,930,360
RHB Bank Bhd	8,849,005	18,968,567
TOTAL FINANCIALS		38,898,927
Industrials - 0.2%
Industrial Conglomerates - 0.1%
Sime Darby Bhd	15,626,400	8,562,411
Marine Transportation - 0.1%
MISC Bhd	5,906,500	11,986,809
TOTAL INDUSTRIALS		20,549,220
Materials - 0.1%
Chemicals - 0.1%
Petronas Chemicals Group Bhd	12,699,100	10,405,402
Utilities - 0.6%
Electric Utilities - 0.5%
Tenaga Nasional Bhd	12,597,041	44,546,614
Multi-Utilities - 0.1%
YTL Corp Bhd	22,481,300	11,862,279
YTL Corp Bhd warrants 6/2/2028 (b)	4,458,780	790,060
		12,652,339
TOTAL UTILITIES		57,198,953
TOTAL MALAYSIA		167,020,413
MEXICO - 1.8%
Consumer Staples - 1.0%
Beverages - 1.0%
Coca-Cola Femsa SAB de CV unit	2,315,900	24,221,801
Fomento Economico Mexicano SAB de CV unit	7,324,100	76,442,884
TOTAL CONSUMER STAPLES		100,664,685
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV unit	53,069,892	65,836,305
Real Estate - 0.2%
Industrial REITs - 0.2%
Prologis Property Mexico SA de CV (e)	4,576,760	21,029,631
TOTAL MEXICO		187,530,621
PERU - 0.4%
Financials - 0.4%
Banks - 0.4%
Credicorp Ltd	115,570	41,238,843
PHILIPPINES - 0.4%
Financials - 0.1%
Banks - 0.1%
Metropolitan Bank & Trust Co	7,932,090	9,827,189
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Ayala Corp	1,100,749	9,452,739
SM Investments Corp	1,923,760	22,854,292
TOTAL INDUSTRIALS		32,307,031
TOTAL PHILIPPINES		42,134,220
POLAND - 1.1%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
ORLEN SA	2,230,720	67,781,743
Financials - 0.4%
Banks - 0.4%
Bank Polska Kasa Opieki SA	775,303	47,308,103
TOTAL POLAND		115,089,846
QATAR - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Ooredoo QPSC	3,406,293	13,284,636
Financials - 0.2%
Banks - 0.2%
Commercial Bank of Qatar	14,166,890	18,481,936
Industrials - 0.3%
Industrial Conglomerates - 0.2%
Industries Qatar QSC	5,144,882	17,973,881
Marine Transportation - 0.1%
Qatar Navigation QSC	4,228,715	13,123,998
TOTAL INDUSTRIALS		31,097,879
TOTAL QATAR		62,864,451
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(c)(f)	217,763	2
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (b)(f)	135,409	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	9,889,350	1
Surgutneftegas PAO (b)(f)	29,672,400	4
TOTAL ENERGY		5
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	440,500	0
VTB Bank PJSC (b)(f)	1,815,144	0
TOTAL FINANCIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	63,735,100	9
TOTAL RUSSIA		16
SAUDI ARABIA - 2.7%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.0%
Saudi Telecom Co	8,140,052	96,360,229
Wireless Telecommunication Services - 0.3%
Etihad Etisalat Co	1,667,421	31,297,208
TOTAL COMMUNICATION SERVICES		127,657,437
Consumer Staples - 0.2%
Food Products - 0.2%
Almarai Co JSC	2,171,111	25,527,500
Financials - 0.9%
Banks - 0.9%
Banque Saudi Fransi	5,427,778	26,120,829
Riyad Bank	6,513,333	48,797,466
Saudi Awwal Bank	1,638,802	15,589,745
TOTAL FINANCIALS		90,508,040
Materials - 0.3%
Chemicals - 0.3%
SABIC Agri-Nutrients Co	961,937	32,058,582
TOTAL SAUDI ARABIA		275,751,559
SINGAPORE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Yangzijiang Maritime Development Ltd	1,813,700	855,452
SOUTH AFRICA - 3.4%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
MTN Group Ltd	8,085,988	89,791,463
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Foschini Group Ltd	1,459,391	7,650,964
Financials - 0.8%
Banks - 0.8%
Absa Group Ltd	3,391,851	53,447,315
Nedbank Group Ltd	2,018,290	32,754,417
TOTAL FINANCIALS		86,201,732
Health Care - 0.1%
Pharmaceuticals - 0.1%
Aspen Pharmacare Holdings Ltd	1,633,175	10,865,902
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Bidvest Group Ltd	1,500,470	21,711,313
Materials - 1.3%
Chemicals - 0.2%
Sasol Ltd (b)	2,605,117	18,400,687
Metals & Mining - 1.1%
Gold Fields Ltd	1,225,898	60,626,383
Harmony Gold Mining Co Ltd	2,407,312	51,151,938
		111,778,321
TOTAL MATERIALS		130,179,008
TOTAL SOUTH AFRICA		346,400,382
TAIWAN - 20.9%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pou Chen Corp	11,043,000	10,652,918
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.1%
President Chain Store Corp	2,468,800	16,698,520
Food Products - 0.5%
Uni-President Enterprises Corp	21,550,000	48,950,895
TOTAL CONSUMER STAPLES		65,649,415
Financials - 0.7%
Financial Services - 0.2%
Chailease Holding Co Ltd	7,547,400	24,867,087
Insurance - 0.5%
KGI Financial Holding Co Ltd	74,868,600	42,812,553
TOTAL FINANCIALS		67,679,640
Industrials - 0.9%
Industrial Conglomerates - 0.1%
Far Eastern New Century Corp	16,998,900	14,971,311
Marine Transportation - 0.6%
Evergreen Marine Corp Taiwan Ltd	4,774,300	28,133,052
Wan Hai Lines Ltd	6,187,000	14,406,605
Yang Ming Marine Transport Corp	7,699,000	13,024,762
		55,564,419
Passenger Airlines - 0.2%
China Airlines Ltd	12,876,000	9,055,828
Eva Airways Corp	11,906,000	14,106,903
		23,162,731
TOTAL INDUSTRIALS		93,698,461
Information Technology - 18.5%
Electronic Equipment, Instruments & Components - 3.4%
AUO Corp	30,284,100	13,192,028
Foxconn Technology Co Ltd	4,616,000	8,394,057
Hon Hai Precision Industry Co Ltd	23,253,000	162,435,816
Innolux Corp	35,230,336	24,331,422
Largan Precision Co Ltd	483,000	36,877,237
WT Microelectronics Co Ltd	2,917,100	14,416,841
Yageo Corp	8,409,672	73,932,646
Zhen Ding Technology Holding Ltd	2,826,400	17,505,503
		351,085,550
Semiconductors & Semiconductor Equipment - 14.1%
ASE Technology Holding Co Ltd	15,399,000	142,735,312
Novatek Microelectronics Corp	2,683,000	31,874,703
Powertech Technology Inc	3,080,000	24,784,413
Radiant Opto-Electronics Corp	2,050,500	7,925,265
Taiwan Semiconductor Manufacturing Co Ltd	20,651,000	1,138,479,615
United Microelectronics Corp	52,049,000	103,253,030
		1,449,052,338
Technology Hardware, Storage & Peripherals - 1.0%
Asustek Computer Inc	3,111,000	48,885,031
Catcher Technology Co Ltd	2,863,000	18,185,696
Compal Electronics Inc	18,269,000	18,954,847
Pegatron Corp	9,043,000	19,968,227
		105,993,801
TOTAL INFORMATION TECHNOLOGY		1,906,131,689
Materials - 0.1%
Construction Materials - 0.1%
Asia Cement Corp	11,259,400	12,538,188
TOTAL TAIWAN		2,156,350,311
THAILAND - 1.2%
Consumer Staples - 0.2%
Beverages - 0.1%
Thai Beverage PCL (e)	34,428,200	12,990,752
Food Products - 0.1%
Charoen Pokphand Foods PCL depository receipt	14,883,700	9,765,217
TOTAL CONSUMER STAPLES		22,755,969
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
PTT Exploration & Production PCL depository receipt	6,150,700	23,881,481
PTT PCL depository receipt	36,074,600	38,875,956
TOTAL ENERGY		62,757,437
Financials - 0.4%
Banks - 0.4%
Bangkok Bank PCL	400	2,003
Bangkok Bank PCL depository receipt	2,530,600	12,673,052
Kasikornbank PCL	5,500	32,773
Kasikornbank PCL depository receipt	5,120,200	30,510,226
TOTAL FINANCIALS		43,218,054
TOTAL THAILAND		128,731,460
TURKEY - 0.8%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Turkcell Iletisim Hizmetleri AS	5,238,707	14,082,481
Financials - 0.3%
Banks - 0.3%
Akbank TAS	13,528,854	28,916,848
Industrials - 0.4%
Industrial Conglomerates - 0.2%
KOC Holding AS	3,995,155	19,081,420
Passenger Airlines - 0.2%
Turk Hava Yollari AO	2,433,910	17,014,479
TOTAL INDUSTRIALS		36,095,899
TOTAL TURKEY		79,095,228
UNITED ARAB EMIRATES - 1.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Emirates Telecommunications Group Co PJSC	8,928,173	47,892,446
Financials - 0.9%
Banks - 0.9%
Emirates NBD Bank PJSC	10,863,234	91,993,622
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Emaar Properties PJSC	6,744,951	27,549,153
TOTAL UNITED ARAB EMIRATES		167,435,221
TOTAL COMMON STOCKS (Cost $7,154,840,506)		10,072,761,690

Non-Convertible Preferred Stocks - 2.1%
	Shares	Value ($)
COLOMBIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Grupo Cibest SA non-voting shares	1,161,530	23,721,429
KOREA (SOUTH) - 1.9%
Information Technology - 1.9%
Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co Ltd	2,433,314	196,915,390
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Transneft PJSC (b)(f)	279,200	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $151,927,331)		220,636,819

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (h) (Cost $2,424,195)	3.82	2,427,000	2,424,578

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	56,578,959	56,590,274
Fidelity Securities Lending Cash Central Fund (i)(j)	3.70	84,299,418	84,307,848
TOTAL MONEY MARKET FUNDS (Cost $140,898,122)			140,898,122

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $7,450,090,154)	10,436,721,209
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(113,899,685)
NET ASSETS - 100.0%	10,322,821,524

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	384	3/2026	29,199,360	2,933,222

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $157,241,175 or 1.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $157,241,173 or 1.5% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,535,466.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,437,103.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	157,789,849	121,658,907	222,867,520	563,970	9,038	-	56,590,274	56,578,959	0.1%
Fidelity Securities Lending Cash Central Fund	38,035,007	119,828,330	73,556,737	85,625	1,248	-	84,307,848	84,299,418	0.3%
Total	195,824,856	241,487,237	296,424,257	649,595	10,286	-	140,898,122

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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